UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, DC 20549"

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05037


Professionally Managed Portfolios
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)


Registrant's telephone number, including area code: (626) 914-7383





Date of fiscal year end: March 31

Date of reporting period: June 30, 2010









SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)_Professionally Managed Portfolios


By (Signature and Title) /s/Robert M. Slotky
			Robert M. Slotky
			President


Date August 5, 2010


* Print the name and title of each signing officer under his or her signature.





Company Name		Meeting Date	CUSIP		Ticker
Advanced Analogic
Technologies, Inc.	5/24/2010	00752J-10-8	AATI
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Samuel J. Anderson	Issuer
For	For	Director-Thomas P. Redfern	Issuer
For	For	To vote for and ratify the
		appointment of Deloitte & Touche
		LLP as our independent registered
		public accounting firm for the
		fiscal year ending on
		December 31, 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Addvantage Tech
Group Inc.		3/3/2010	006743-30-6	AEY
						Proposed by Issuer
Vote	MRV	Proposal	 		or Security Holder
For	For	Director-Kenneth A. Chymiak	Issuer
For	For	Director-David E. Chymiak	Issuer
For	For	Director-Thomas J. Franz	Issuer
For	For	Director-Paul F. Largess	Issuer
For	For	Director-James C. McGill	Issuer
For	For	Director-Stephen J. Tyde	Issuer
For	For	Proposal to ratify the appointment
		of HoganTaylor as our independent
		registered public account firm	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Appliance Recycling
Centers of Amer. Inc.	5/13/2010	03814F-20-5	ARCI
						Proposed by Issuer
Vote	MRV	Proposal	 		or Security Holder
For	For	Director-Edward R. Cameron	Issuer
For	For	Director-Duane S. Carlson	Issuer
For	For	Director-Glynnis A. Jones	Issuer
For	For	Director-Morgan J. Wolf	Issuer
For	For	To ratify the appointment of
		Baker Tilly Virchow Krause as
		the company's independent
		registered public accounting
		firm for Fiscal 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Abraxas Petroleum
Corporation		5/19/2010	003830-10-6	AXAS
						Proposed by Issuer
Vote	MRV	Proposal	 		or Security Holder
For	For	Director-Harold D. Carter	Issuer
For	For	Director-Brian L. Melton	Issuer
For	For	Director-Edward P. Russell	Issuer
For	For	Director-Robert L.G. Watson	Issuer
For	For	Proposal to approve the amendment
		to the Abraxas Petroleum
		Corporation 2005 non-employee
		directors long-term equity
		incentive plan.			Issuer
For	For	Proposal to ratify the
		appointment of BDO Seidman,
		LLP as Abraxas' independent
		registered public accounting
		firm for the fiscal year ending
		December 31, 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Cardiogenesis
Corporation		5/17/2010	14159W-10-9	CGCP
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Raymond W. Cohen	Issuer
For	For	Director-Paul J. McCormick	Issuer
For	For	Director-Ann T. Sabahat		Issuer
For	For	Director-Marvin J. Slepian, M.D.Issuer
For	For	Director-Gregory D. Waller	Issuer
For	For	To ratify the appointment of KMJ
		Corbin & Company LLP as the
		company's independent registered
		public accounting firm for the
		fiscal year ending December
		31, 2010.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Cardiovascular
Systems Inc.		3/5/2010	141619-10-6	CSII
						Proposed by Issuer
Vote	MRV	Proposal	 		or Security Holder
For	For	Director-Edward Brown		Issuer
For	For	Director-Augustine Lawlor	Issuer
For	For	To ratify the appointment of
		PriceWaterHouseCoopers LLP as
		the independent registered
		public accounting firm of the
		company for its fiscal year
		ending June 30, 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Computer Task
Group Inc.		5/12/2010	205477-10-2	CTGX
						Proposed by Issuer
Vote	MRV	Proposal	 		or Security Holder
For	For	Director-Randolph A. Marks	Issuer
For	For	Director-Randall L. Clark	Issuer
For	For	To consider and approve the
		company's non-employee director
		deferred compensation plan.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Famous Dave's of
America, Inc.		5/4/2010	307068-10-6	DAVE
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Christopher O'Donnell	Issuer
For	For	Director-K. Jeffrey Dahlberg	Issuer
For	For	Director-Wallace B. Doolin	Issuer
For	For	Director-Lisa A. Kro		Issuer
For	For	Director-Richard L. Monfort	Issuer
For	For	Director-Dean A. Riesen	Issuer
For	For	To ratify the appointment of
		Grant Thornton LLP, independent
		registered public accounting
		firm, as independent auditors
		of the company for fiscal 2010.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Diamond Foods, Inc.	1/15/2010	252603-10-5	DMND
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robert M. Lea		Issuer
For	For	Director-Dennis Mussell		Issuer
For	For	Director-Glen C. Warren, Jr.	Issuer
For	For	Approval of Deloitte & Touche
		LLP as independent registered
		public accounting firm.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Ebix, Inc.		10/30/2009	278715-20-6	EBIX
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robin Raina		Issuer
For	For	Director-Hans U. Benz		Issuer
For	For	Director-Pavan Phalla		Issuer
For	For	Director-Neil D. Eckert		Issuer
For	For	Director-Rolf Herter		Issuer
For	For	Director-Hans Ueli Keller	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Ebix, Inc.		12/21/2009	278715-20-6	EBIX
						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	The amendment of Ebix's
		certificate of incorporation
		to increase Ebix's authorized
		shares of common stock from
		20,000,000 to 60,000,000.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
EDAP Tms S A		6/24/2010	268311-10-7	EDAP

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Reading of the BOD report on
		the activity, situation, and
		financial statements of the
		company relating to FYE
		12/31/09; Reading of the BODs
		special and complementary
		reports; Reading of the statutory
 		auditor's report relating to the
		annual accts closed on 12/31/09;
		Reading of the statutory
		auditor's reports relating to
		the consolidated acct; Approval
		of the statutory accts and of
		the consolidated accts (USGAAP)
		for the FYE 12/31/09		Issuer
For	For	Allocation of the loss for the
		FYE 12/31/09;			Issuer
For	For	Reading and approval of the
		special report of the statutory
		auditor on the agreements
		referred to in Article L.225-38
		of the French Commercial Code;
		Approval of the agreements as
		mentioned in said report.	Issuer
For	For	Determination of attendance
		fees to be allocated to the BOD	Issuer
For	For	Authorization to be granted to
		the BOD to renegotiate the
		indebtedness of the Company and
		in particular to amend the terms
		of the convertible bonds with
		detachable warrants to purchase
		ordinary shares issued by
		the Company on 10/29/07
		(the OCRABSA).			Issuer
For	For	Determination of the total
		maximum amount applicable to
		the delegations of authority
		granted to the BOD to increase
		the share capital		Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares, with cancellation of
		shareholders' preferential
		subscription rights, reserved
		for OCRABSA holders for payments
		in the firm of shares related
		to the OCRABSA.			Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares or other securities
		giving access to the Company's
		share capital, with cancellation
		of shareholders'preferential
		subscription rights in favor of
		OCRABSA holders to be offered
		in exchange for the OCRABSA in
		the context of a private
		exchange offer that may be
		initiated by the company.	Issuer
For	For	Delegation of the authority to
		be granted to the BOD to
		increase the share capital,
		by issuance of shares or other
		securities giving access to the
		company's share capital, with
		cancellation of shareholders'
 		preferential subscription right
		in favor of OCRABSA holders who
		contractually waive their rights
		to conversion or reimbursement of
		all or part of theirOCRABSA.	Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares or other securities
		giving access to the company's
		share capital or giving rights
		to debt securities issued by the
		company, with preferential
		subscription rights for
		shareholders.			Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		share capital, by issuance of
		shares or other securities
		giving access to the company's
		share capital or giving rights
		to debt securities issued by
		the company, with cancellation
		of shareholders' preferential
		subscription rights, by means
		of a public offering.		Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares or other securities
		giving access to the company's
		share capital, with cancellation
		of shareholders' preferential
		subscription rights, in favor
		of one or several categories of
		persons who meet certain
		specified characteristics.	Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares or other securities
		giving access to the company's
		share capital, with
		cancellation of shareholders'
		preferential subscription
		rights in factor of
		practitioners who use the
		company's technologies and
		meet certain specified
		characteristics.		Issuer
For	For	Delegation of authority to be
		granted to the BOD to increase
		the share capital, by issuance
		of shares or other securities
		giving access to the company's
		share capital, with cancellation
		of shareholders' preferential
		subscription rights in favor of
		the following category of
		persons: directors and officers
		of the company in office at the
		date of issuance of the shares
		or other securities, and natural
		persons who have an employment
		contract with the company at the
		date of issuance of the shares
		or other securities.		Issuer
For	For	Authorization to be granted to
		the BOD to allow it to grant
		options to purchase the
		company's shares		Issuer
Against	Against	Delegation of authority to
		allow the BOD to increase the
		share capital by issuance of
		shares or other securities
		giving access to the company's
		share capital, with
		cancellation of shareholders'
		preferential subscription
		rights in favor of participants
		in the company's employee
		savings scheme.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Granite City Food
and Brewery		6/23/2009	38724Q-10-7	GCFB

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Steven J. Wagenheim	Issuer
For	For	Director-Arthur E. Pew III	Issuer
For	For	Director-James G. Gilbertson	Issuer
For	For	Director-Bruce H. Senske	Issuer
For	For	Director-Eugene E. McGowan	Issuer
For	For	The ratify the appointment of
		Schechter, Dokken, Janter,
		Andres & Selcer, Ltd. As our
		independent registered public
		accounting firm for the fiscal
		year ending December 29, 2009	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Heska Corporation	5/4/2010	42805E-10-8	HSKA

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Peter Eio		Issuer
For	For	Director-G. Irwin Gordon	Issuer
For	For	To adopt a certificate of
		amendment to our restated
		certificate of incorporation
		to reclassify our common stock
		and add stock transfer
		restrictions to preserve value
		of our tax net operating
		losses.				Issuer
For	For	To amend and restate the 1997
		employee stock purchase plan
		including an increase in the
		number of shares available
		under the plan by 500,000
		shares.				Issuer
For	For	To ratify the appointment of
		Ehrhardt Keefe Steiner &
		Hottman PC as Heska
		Corporation's independent
		registered public accountant.	Issuer
For	For	To consider such other
		business as may properly
		come before the 2010 annual
		meeting.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
ICAD Inc.		6/30/2010	449341-10-7	ICAD

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Dr. Lawrence Howard	Issuer
For	For	Director-Kenneth Ferry		Issuer
For	For	Director-Dr. Rachel Brem	Issuer
For	For	Director-Steven Rappaport	Issuer
For	For	Director-Maha Sallam		Issuer
For	For	Director-Dr. Elliot Sussman	Issuer
For	For	Director-Anthony Ecock		Issuer
For	For	To ratify the appointment of
		BDO Seidman, LLP as the
		company's independent
		registered public accounting
		firm for the fiscal year
		ending December 31, 2010.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Integramed
America, Inc.		5/25/2010	45810N-30-2	INMD

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Kush K. Agarwal	Issuer
For	For	Director-Gerardo Canet		Issuer
For	For	Director-Jay Higham		Issuer
For	For	Director-Wayne R. Moon		Issuer
For	For	Director-Lawrence J. Stuesser	Issuer
For	For	Director-Elizabeth E. Tallett	Issuer
For	For	Director-Y.S. Thornton, M.D.	Issuer
For	For	To amend and restate the
		company's restated certificate
		of incorporation to increase
		the numbers authorized shares
		of common stock par value $0.01
		per share from 15,000,000 to
		20,000,000 shares.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Insignia Systems Inc.	5/26/2010	45765Y-10-5	ISIG

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Donald J. Kramer	Issuer
For	For	Director-Scott F. Drill		Issuer
For	For	Director-Peter V. Derycz	Issuer
For	For	Director-Reid V. MacDonald	Issuer
For	For	Director-Gordon F. Stofer	Issuer
For	For	To approve an amendment to the
		company's 2003 incentive stock
		option plan to increase the
		number of shares reserved for
		issuance under the plan from
		2,375,000 to 2,625,000 shares.	Issuer
For	For	To approve an amendment to the
		company's employee stock
		purchase plan to increase the
		number of shares reserved for
		issuance under the plan from
		950,000 to 1,200,000 shares.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Lakes
Entertainment, Inc.	6/2/2010	51206P-10-9	LACO

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Lyle Berman		Issuer
For	For	Director-Timothy J. Cope	Issuer
For	For	Director-Neil I. Sell		Issuer
For	For	Director-Ray Moberg		Issuer
For	For	Director-Larry C. Barenbaum	Issuer
For	For	Director-Richard D. White	Issuer
For	For	The ratification of the
		appointment of Piercy Bowler
		Taylor & Kern, certified public
		accountants, as our independent
		registered public accounting
		firm for the 2010 fiscal year	Issuer
For	For	The transaction of any other
		business as may properly come
		before the annual meeting or
		any adjournments or
		postponements of the annual
		meeting.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Metropolitan Health
Networks Inc.		7/19/2010	592142-10-3	MDF

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Michael M. Earley	Issuer
For	For	Director-Arthur D. Kowaloff	Issuer
For	For	Director-Michael E. Cahr	Issuer
For	For	Director-Casey L. Gunnell	Issuer
For	For	Director-Richard A. Franco, Sr.	Issuer
For	For	Director-Mark D. Stolper	Issuer
For	For	Director-John S. Watts, Jr.	Issuer
For	For	To approve and ratify the
		appointment of Grant Thornton
		LLP as independent registered
		public accounting firm of the
		company for the fiscal year
		ended December 31, 2010.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Medtox Scientific Inc.	6/15/2010	584977-20-1	MTOX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Brian P. Johnson	Issuer
For	For	Director-Robert J. Marzec	Issuer
For	For	To ratify the appointment of
		Deloitte & Touche LLP as the
		company's independednt
		registered public accounting
		firm for 2010.			Issuer
For	For	To approve the Medtox
		Scientific, Inc. 2010 stock
		incentive plan.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Mattson
Technology, Inc.	6/7/2010	577223-10-0	MTSN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Kenneth Kannappan 	Issuer
For	For	Director-John C. Bolger		Issuer
For	For	To ratify the appointment of
		PriceWaterhouseCoopers LLC as
		the company's independent
		registered public accountants
		for the year ending
		December 31, 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Matrixx Initiatives	8/26/2009	57685L-10-5	MTXX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Samuel C. Cowley
		Term expiring 2012		Issuer
For	For	Director-L. White Matthews, III
		Term expiring 2012		Issuer
For	For	Director-William C. Egan
		Term expiring 2011		Issuer
For	For	Approve an amendment to Matrixx
		Initiatives, Inc. 2001
		long-term incentive plan
		(the "2001 Incentive Plan") to
		increase number of shares
		authorized for issuance
		thereunder from 1,500,000
		to 2,250,000, to extend the
		term of the 2001 Incentive Plan	Issuer
For	For	To ratify the appointment of
		Mayer Hoffman McCann P.C. as
		the company's independent
		registered public accounting
		firm for the fiscal year
		ending March 31, 2010.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Netscout Systems, Inc.	9/9/2009	64115T-10-4	NTCT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Victor A. Demarines	Issuer
For	For	Director-Vincent J. Mullarkey	Issuer
For	For	To ratify the selection of
		Pricewaterhousecoopers, LLP,
		independent registered public
		accounting firm, as auditors
		for the fiscal year ending
		March 31, 2010.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Oculus Innovative
Sciences, Inc.		9/10/2009	67575P-10-8	OCLS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robert Burlingame	Issuer
For	For	Director-James Schutz		Issuer
For	For	To approve the amended and
		restated 2006 stock incentive
		plan				Issuer
For	For	To ratify the appointment of
		Marcum LLP as the company's
		independent registered public
		accounting firm.		Issuer
For	For	In their discretion, the
		proxies are authorized to vote
		upon such other business as
		may properly come before the
		meeting or any postponement or
		adjournment thereof.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
Eplus Inc.		9/14/2009	294268-10-7	PLUS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Phillip G. Norton	Issuer
For	For	Director-Bruce M. Bowen		Issuer
For	For	Director-Terrence O'Donnell	Issuer
For	For	Director-Milton E. Cooper, Jr.	Issuer
For	For	Director-C. Thomas Faulders III	Issuer
For	For	Director-Lawrence S. Herman	Issuer
For	For	Director-Eric D. Hovde		Issuer
For	For	Director-Irving R. Beimler	Issuer
For	For	To ratify the appointment of
		Deloitte & Touche LLP as Eplus
		independent auditors for Eplus
 		fiscal year ending
		March 31, 2010.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
US Auto Parts
Network Inc.		4/27/2010	90343C-10-0	PRTS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Shane Evangelist	Issuer
For	For	Director-Ellen F. Siminoff	Issuer
For	For	Ratification of Ernst & Young
		LLP as the independent auditors
		of US Auto Parts Network, Inc.
		for the fiscal year ending
		January 1, 2011.		Issuer

Company Name		Meeting Date	CUSIP		Ticker
RCM Technologies, Inc.	6/17/2010	749360-40-0	RCMT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robert B. Kerr		Issuer
For	For	Director-Lawrence Needleman	Issuer
For	For	Ratification of the appointment
		by the Board of Directors of
		Amper, Politziner, & Mattia,
		LLP as independent accountants
		for the company for the fiscal
		year ending Juanuary 1, 2011.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Radnet, Inc.		6/3/2010	750491-10-2	RDNT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Howard G. Berger, MD	Issuer
For	For	Director-Marvin S. Cadwell	Issuer
For	For	Director-John V. Crues, III MD	Issuer
For	For	Director-Norman R. Hames	Issuer
For	For	Director-Lawrence L. Levitt	Issuer
For	For	Director-Michael L. Sherman, MD	Issuer
For	For	Director-David L. Swartz	Issuer
For	For	The ratification of the
		appointment of Ernst & Young
		LLP as the company's
		independent registered public
		accounting firm for the year
		ending December 31, 2010.	Issuer
For	For	Other business that may
		properly come before the
		annual meeting (including
		adjournments and
		postponements).			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Wireless Ronin
Technologies, Inc.	6/10/2010	97652A-20-3	RNIN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-James C. Granger	Issuer
For	For	Director-Gregory T. Barnum	Issuer
For	For	Director-Stephen F. Birke	Issuer
For	For	Director-Thomas J. Moudry	Issuer
For	For	Director-William F. Schnell	Issuer
For	For	Director-Brett A. Shockley	Issuer
For	For	Director-Geoffrey J. Obeney	Issuer
For	For	To approve the amendment to our
		amended and restated 2006
		Equity Incentive Plan		Issuer
For	For	To approve the amendment our
		2007 Associate Stock Purchase
		Plan.				Issuer
For	For	To ratify the appointment of
		Baker Tilly Virchow Krause, LLP
		as our independent auditors for
		the year ending December 31,
		2010.				Issuer

Company Name		Meeting Date	CUSIP		Ticker
The Inventure
Group, Inc.		5/20/2010	461214-10-8	SNAK

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Ashton D. Asensio	Issuer
For	For	Director-Macon Bryce Edmonson	Issuer
For	For	Director-Mark S. Howells	Issuer
For	For	Director-Ronald C. Kesselman	Issuer
For	For	Director-Larry R. Polhill	Issuer
For	For	Director-Itzhak Reichman	Issuer
For	For	Director-Terry McDaniel		Issuer
For	For	Approve an amendment to the
		certificate of incorporation
		to change corporate name to
		Inventure Foods, Inc.		Issuer
For	For	Ratify selection of Moss Adams
		LLP as independent public
		accountants.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Span-America Medical
Systems, Inc.		2/12/2010	846396-10-9	SPAN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robert H. Dick		Issuer
For	For	Director-James D. Ferguson	Issuer
For	For	Director-Robert B. Johnston	Issuer
For	For	The proposal to approve the
		selection of Elliott Davis,
		LLC as the company's
		independent registreed public
		accounting firm for fiscal
		year 2010.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Summer Infant Inc.	6/3/2010	865656-10-3	SUMR

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Dan Almagor		Issuer
For	For	Director-Jason Macari		Issuer
For	For	Amendment of certificate of
		incorporation to amend our
		amended and restated
		certificate of information
		to decrease the number of
		authorized shares of common
		stock from 100,000,000 to
		49,000,000.			Issuer
For	For	To ratify the appointment of
		Caturano and Company, P.C. an
		independent registered public
		accounting firm, as the
		independent auditor of our
		company for the fiscal year
		ending December 31, 2010.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
Uroplasty, Inc.		9/15/2009	917277-20-4	UPI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-David B. Kaysen	Issuer
For	For	Director-Lee A. Jones		Issuer
For	For	The undersigned authorizes the
		proxies in their discretion to
		vote upon such other business
		as may properly come before the
		meeting.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
US Physical
Therapy Inc.		5/18/2010	90337L-10-8	USPH

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Daniel C. Arnold	Issuer
For	For	Director-Christopher J. Reading	Issuer
For	For	Director-Lawrance W. McAfee	Issuer
For	For	Director-Mark J. Brookner	Issuer
For	For	Director-Bruce D. Broussard	Issuer
For	For	Director-Bernard A. Harris Jr.	Issuer
For	For	Director-Marlin W. Johnson	Issuer
For	For	Director-Jerald L. Pullins	Issuer
For	For	Director-Reginald E. Swanson	Issuer
For	For	Director-Clayton K. Trier	Issuer
For	For	Approval of the amended and
		restated 2003 Stock Incentive
		Plan				Issuer
For	For	Ratification of the appointment
		of Grant Thornton LLP as our
		independent registered public
		accounting firm for 2010.	Issuer

Company Name		Meeting Date	CUSIP		Ticker
USEC Inc.		4/29/2010	90333E-10-8	USU

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-James R. Mellor	Issuer
For	For	Director-Michael H. Armacost	Issuer
For	For	Director-Joyce F. Brown		Issuer
For	For	Director-Joseph T. Doyle	Issuer
For	For	Director-H. William Habermeyer	Issuer
For	For	Director-John R. Hall		Issuer
For	For	Director-William J. Madia	Issuer
For	For	Director-W. Henson Moore	Issuer
For	For	Director-John K. Welch		Issuer
For	For	To ratify the appointment of
		PricewaterhouseCoopers LLP as
		USEC's independent auditors
		for 2010.			Issuer

Company Name		Meeting Date	CUSIP		Ticker
Virtual Radiologic
Corporation		5/13/2010	92826B-10-4	VRAD

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Nabil N. El-Hage	Issuer
For	For	Director-Richard J. Nigon	Issuer
For	For	Director-Brian Sullivan		Issuer
For	For	Ratification of Deloitte &
		Touche LLP as our registered
		independent public accounting
		firm.				Issuer
Against	Against	Approval of stockholder
		proposal requesting the
		adoption of a majority vote
		standard in the election of
		directors.			Security Holder

Company Name		Meeting Date	CUSIP		Ticker
Verso Paper Corp.	5/20/2010	92531L-10-8	VRS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Michael A. Jackson	Issuer
For	For	Director-David W. Oskin		Issuer
For	For	Director-Jordan C. Zaken	Issuer
For	For	To ratify the appointment of
		Deloitte & Touche LLP to serve
		as Verso paper Corps
		independent registered public
		accounting firm for the year
		ending December 31, 2010.	Issuer